Hedge accounting (Details 5) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	R$ 282,444	R$ 273,280
Currency risk [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	19,208	9,933
Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	54,243	37,951
Fair value hedges [member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	54,243	37,951
Hedging instrument, assets	956	1,006
Hedging instrument, liabilities	563	929
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectiveness	(318)	(30)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	9	(10)
Fair value hedges [member] | Interest rate risk [member] | Interest Rate Swap 2 [Member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	45,430	35,091
Hedging instrument, assets	893	1,002
Hedging instrument, liabilities	563	929
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectiveness	(331)	(49)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	7	(10)
Fair value hedges [member] | Interest rate risk [member] | Interest Rate Futures [Member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	8,568	2,860
Hedging instrument, assets	62	4
Hedging instrument, liabilities
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectiveness	9	19
Gain (loss) on hedge ineffectiveness recognised in profit or loss	2
Fair value hedges [member] | Currency risk [member] | Interest Rate Futures [Member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	245
Hedging instrument, assets	1
Hedging instrument, liabilities
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectiveness	4
Gain (loss) on hedge ineffectiveness recognised in profit or loss